Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Equity compensation	$ 2,140	$ 2,008
Salaries, bonuses, benefits and directors' fees included in general and administrative expenses	5,149	2,175
Salaries, bonuses and benefits included in exploration expenditures	1,286	376
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	1,097	813
Total remuneration	9,672	5,372
Total due to directors and executive team	$ 3,363	$ 671